SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Mar. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Note 3– SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and have been consistently applied. Certain prior year balances in the consolidated statements of comprehensive (loss) income and cash flows have been reclassified to the current year’s presentation.

Basis of consolidation

The accompanying consolidated financial statements include the financial statements of the Company, its subsidiaries, its consolidated VIEs and VIE’s subsidiaries for which the Company is the primary beneficiary. All inter-company transactions and balances have been eliminated upon consolidation.

Consolidated VIEs

VIE arrangements

Foreign ownership of internet-based businesses, including distribution of online information (such as an online marketplace connecting borrowers and investors), is subject to restrictions under current PRC laws and regulations. The Company’s holding company, Hexindai Inc., is a Cayman Islands company and its WOFE (a PRC subsidiary) are considered foreign invested enterprises. To comply with these regulations, the Company conducts the majority of its business activities in the PRC through its VIEs

VIEs hold the requisite licenses and permit necessary to conduct the Company's online marketplace connecting borrowers and investors business. WOFE has entered into the following contractual arrangements with shareholders of VIEs that enable the Company to (1) have power to direct the activities that most significantly affects the economic performance of VIEs and (2) receive the economic benefits of VIEs that could be significant to VIEs. The Company is fully and exclusively responsible for the management of VIEs, assumes all of risk of losses of VIEs and has the exclusive right to exercise all voting rights of VIEs' shareholders. Therefore, in accordance with ASC 810 "Consolidation", the Company is considered the primary beneficiary of VIEs and has consolidated VIEs' assets, liabilities, results of operations, and cash flows in the accompanying consolidated financial statements.

Exclusive Business Cooperation Agreements

The Exclusive Business Cooperation Agreements enable WOFE to receive substantially all of the assets and business of VIEs in the PRC. Under this Agreements, WOFE has the exclusive right to provide VIEs with comprehensive technical support, consulting services and other services during the term of this Agreements, including but not limited to software licensing; development, maintenance and update of software, network system, hardware and database; technical support and training for employees; consultancy on technology and market information; business management consultation; marketing and promotion services, etc. WOFE has the right to determine the fees associated with the services it provides based on the technical difficulty and complexity of the services, the actual labor costs it incurs for providing the services and some other factors during the relevant period. This Agreements remain effective unless otherwise terminated in writing by WOFE.

Equity Interest Pledge Agreements

Pursuant to the Equity Interest Pledge Agreements, each Shareholder of VIEs agreed to pledge his equity interest in VIEs to WOFE to secure the performance of the VIEs' obligations under the Exclusive Business Cooperation Agreements and any such agreements to be entered into in the future. Shareholders of VIEs agreed not to transfer, sell, pledge, dispose of or otherwise create any encumbrance on their equity interests in VIEs without the prior written consent of WOFE. The Pledges became effective on such date when the pledge of the Equity Interest contemplated herein were registered with relevant administration for industry and commerce (the "AIC") and remain effective until all contract obligations have been fully performed and all secured indebtedness have been fully paid.

Exclusive Option Agreements

Pursuant to the Exclusive Option Agreements, each of the Shareholders of VIEs irrevocably grant WOFE an irrevocable and exclusive right to purchase, or designate one or more persons (including individuals, corporations, partnerships, partners, enterprises, trusts or non-corporate organizations) to purchase the equity interests in VIEs then held by such Shareholder of VIEs once or at multiple times at any time in part or in whole at WOFE's sole and absolute discretion to the extent permitted by Chinese laws at the price of RMB 1 or at the price of the minimum amount of consideration permitted by applicable the PRC law at the time when such purchase occurs. These three Agreements remain effective until all equity interests held by the shareholders of VIEs in VIEs have been transferred or assigned to WOFE and/or its designees.

Loan Agreements

Pursuant to the three Loan Agreements, WOFE agreed to lend each of the Shareholders of VIEs a loan only to subscribe registered capital of VIEs. The repayment of the loan shall be made by permitting WOFE to execute its exclusive right to purchase shares from the shareholders of VIEs under the Exclusive Option Agreement as the repayment is equivalent with the consideration of the purchased shares. The term of these loans is 10 years, which may be extended upon mutual written consent of all parties.

Power of Attorney

Each Shareholder of VIEs, executed Power of Attorney agreement with WOFE and VIEs, whereby Shareholders of VIEs irrevocably appoint and constitute WOFE as their attorney-in-fact to exercise on the shareholders' behalf any and all rights that Shareholders of VIEs have in respect of their equity interests in VIEs. These three Power of Attorney documents remain irrevocable and continuously effective and valid as long as the original shareholders of VIEs remain as the Shareholders of VIEs.

Spousal Consent Letter

The spouse of Mr. Xiaobin Zhai signed a spousal consent letter on November 1, 2016. Mr. Zhai holds 5.0% equity interest in Hexin E-Commerce. Under the spousal consent letter, the signing spouse unconditionally and irrevocably agreed to Mr. Zhai’s execution of the equity interest pledge agreements, the exclusive option agreement, the power of attorney and the loan agreements. The signing spouse undertook not to make any assertions upon those shares. The signing spouse further confirmed that her authorization and consent are not needed for any amendment or termination of the above mentioned agreements and undertook to execute and take all necessary measures to ensure the appropriate performance of those agreements.

Risks in relation to the VIE structure

The Company believes that the contractual arrangements with its VIEs and their respective shareholders are in compliance with the PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company's ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of the PRC laws and regulations, the PRC government could:

•	revoke the business and operating licenses of the Company's PRC subsidiary and VIEs;
•	discontinue or restrict the operations of any related-party transactions between the Company's PRC subsidiary and VIEs;
•	limit the Company's business expansion in the PRC by way of entering into contractual arrangements;
•	impose fines or other requirements with which the Company's PRC subsidiary and VIEs may not be able to comply;
•	require the Company or the Company's PRC subsidiary and VIEs to restructure the relevant ownership structure or operations; and/or
•	restrict or prohibit the Company's use of the proceeds of the additional public offering to finance the Company's business and operations in the PRC.

The Company's ability to conduct its online Peer to Peer ("P2P") Marketplace business and micro-lending business may be negatively affected if the PRC government were to carry out of any of the aforementioned actions. As a result, the Company may not be able to consolidate its VIEs in its consolidated financial statements as it may lose the ability to exert effective control over the VIEs and their respective shareholders and it may lose the ability to receive economic benefits from the VIEs. The Company, however, does not believe such actions would result in the liquidation or dissolution of the Company, its PRC subsidiary and VIEs.

The interests of the shareholders of VIEs may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing VIEs not to pay the service fees when required to do so. The Company cannot assure that when conflicts of interest arise, shareholders of VIEs will act in the best interests of the Company or that conflicts of interests will be resolved in the Company's favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest the shareholders of VIEs may encounter in its capacity as beneficial owners and directors of VIEs, on the one hand, and as beneficial owners and directors of the Company, on the other hand. The Company believes the shareholders of VIEs will not act contrary to any of the contractual arrangements and the exclusive option agreements provide the Company with a mechanism to remove the current shareholders of VIEs should they act to the detriment of the Company. The Company relies on certain current shareholders of VIEs to fulfill their fiduciary duties and abide by laws of the PRC and act in the best interest of the Company. If the Company cannot resolve any conflicts of interest or disputes between the Company and the shareholders of VIEs, the Company would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

VIE arrangements regarding Wusu Company

On August 28, 2017, Wusu Company was incorporated by three shareholders -Hexin E-commerce, Mr. Wu and Mr. Jia. Each had 70%,  5% and 25% ownership, respectively, in which Mr. Wu and Mr. Jia represent non-controlling interest shareholders. Effective on January 1, 2018, shareholders of Wusu Company and WOFE entered into a series of contractual agreements (“VIE Agreements” which are described below). As a result, the Company, through its wholly owned subsidiary WOFE, has been determined to be the primary beneficiary of Wusu Company and the Company treats Wusu Company as a VIE. Accordingly, the Company consolidates Wusu Company’s operation, assets and liabilities.

Due to the PRC legal restrictions on foreign ownership and investment in value-added telecommunications services, and Internet content provision services in particular, we currently conduct these activities through Wusu Company, which we effectively control through a series of contractual arrangements. These contractual arrangements allow us to: (1) have power to direct the activities that most significantly affects the economic performance of Wusu Company, (2) receive the economic benefits of Wusu Company that could be significant to Wusu Company, and (3) be fully and exclusively responsible for the management of Wusu Company, assume all of risk of losses of Wusu Company and allow the Company to exercise the voting right of Wusu Company's shareholders. Therefore, in accordance with ASC 810 "Consolidation", the Company is considered the primary beneficiary of Wusu Company and has consolidated Wusu Company's assets, liabilities, results of operations, and cash flows in the accompanying consolidated financial statements.

Exclusive Business Cooperation Agreement

Under the exclusive business cooperation agreement between WOFE and Wusu Company, WOFE has the exclusive right to provide Wusu Company with technical support, consulting services and other services. Without WOFE’s prior written consent, Wusu Company agrees not to accept the same or any similar services provided by any third party. WOFE may designate other parties to provide services to Wusu Company. Wusu Company agrees to pay service fees on a monthly basis and at an amount determined by WOFE after taking into account multiple factors, such as the complexity and difficulty of the services provided, the time consumed, the content and commercial value of services provided and the market price of comparable services. WOFE owns the intellectual property rights arising out of the performance of this agreement. In addition, Wusu Company has granted WOFE an irrevocable and exclusive option to purchase any or all of the assets and businesses of Wusu Company at the lowest price permitted under the PRC law. Unless otherwise agreed by the parties or terminated by WOFE unilaterally, this agreement will remain effective permanently.

Equity Interest Pledge Agreements

Pursuant to the equity interest pledge agreements, each shareholder of Wusu Company has pledged all of its equity interest in Wusu Company to guarantee the shareholder’s and Wusu Company’s performance of their obligations under the exclusive business cooperation agreement, loan agreement, exclusive option agreement and power of attorney. If Wusu Company or any of its shareholders breaches their contractual obligations under these agreements, WOFE, as pledgee, will be entitled to certain rights regarding the pledged equity interests, including being paid in priority based on the monetary valuation that the equity interest is converted into or receiving proceeds from the auction or sale of the pledged equity interests of Wusu Company in accordance with the PRC law. Each of the shareholders of Wusu Company agrees that, during the term of the equity interest pledge agreements, he will not transfer the pledged equity interests or place or permit the existence of any security interest or encumbrance on the pledged equity interests without the prior written consent of WOFE. The equity interest pledge agreements remain effective until Wusu Company and its shareholders discharge all of their obligations under the contractual arrangements. We have registered the equity pledge with the relevant office of the Administration for Industry and Commerce in accordance with the PRC Property Rights Law.

Exclusive Option Agreements

Pursuant to the exclusive option agreements, each shareholder of Wusu Company has irrevocably granted WOFE an exclusive option to purchase, or have its designated person or persons to purchase, at its discretion, to the extent permitted under the PRC law, all or part of the shareholder’s equity interests in Wusu Company. The purchase price is RMB10 (US$1.4) or the minimum price required by the PRC law. If WOFE exercises the option to purchase part of the equity interest held by a shareholder, the purchase price shall be calculated proportionally. Wusu Company and each of its shareholders have agreed to appoint any persons designated by WOFE to act as Wusu Company’s directors. Without WOFE’s prior written consent, Wusu Company shall not amend its articles of association, increase or decrease the registered capital, sell or otherwise dispose of its assets or beneficial interest, create or allow any encumbrance on its assets or other beneficial interests, provide any loans to any third parties, enter into any material contract with a value of more than RMB100,000 (US$14,123) (except those contracts entered into in the ordinary course of business), merge with or acquire any other persons or make any investments, or distribute dividends to the shareholders. The shareholders of Wusu Company have agreed that, without WOFE’s prior written consent, they will not dispose of their equity interests in Wusu Company or create or allow any encumbrance on their equity interests. These agreements will remain effective until all equity interests of Wusu Company held by its shareholders have been transferred or assigned to WOFE or its designated person(s).

Loan Agreements

Pursuant to the three loan agreements between WOFE and the shareholders of Wusu Company on January 1, 2018, WOFE agreed to lend an aggregate amount of RMB100.0 million (US$14.1 million) to the shareholders of Wusu Company solely for the capitalization of Wusu Company, including RMB 70.0 million (US$9.9 million) to Hexin E-commerce and RMB 30.0 million (US$4.2 million) to the non-controlling interest shareholders. During the year ended March 31, 2019, WOFE agreed to lend additional RMB 400.0 million (US$56.5) to Hexin E-commerce for the capitalization of Wusu Company. As of March 31, 2020 and 2019, only the two loans totaling RMB30.0 million (US$4.2 million) to the non-controlling interest shareholders were funded. Pursuant to the loan agreements, the method of repayment shall be at the sole discretion of WOFE. At the option of WOFE, shareholders shall repay the loans by the transfer of all their equity interest in Wusu Company to WOFE or its designated person(s) pursuant to their respective exclusive option agreements. The shareholders must pay all of the proceeds from sale of such equity interests to Wusu Company. In the event that shareholders sell their equity interests to WOFE or its designated person(s) with a price equivalent to or less than the amount of the principal, the loans will be interest free. If the price is higher than the amount of the principal, the excess amount will be paid to WOFE as the loan interest. The loan must be repaid immediately under certain circumstances, including, among others, if a foreign investor is permitted to hold majority or 100% equity interest in Wusu Company and WOFE elects to exercise its exclusive equity purchase option. The term of the loans is ten years and can be extended upon mutual written consent of the parties.

Powers of Attorney

Pursuant to the powers of attorney, each shareholder of Wusu Company has irrevocably appointed WOFE to act as such shareholder’s exclusive attorney-in-fact to exercise all shareholder rights, including, but not limited to, voting on all matters of Wusu Company requiring shareholder approval, disposing of all or part of the shareholder’s equity interest in Wusu Company, and appointing directors and executive officers. WOFE is entitled to designate any person to act as such shareholder’s exclusive attorney-in-fact without notifying or the approval of such shareholder, and if required by the PRC law, WOFE shall designate a PRC citizen to exercise such right. Each power of attorney will remain in force for so long as the shareholder remains a shareholder of Wusu Company. Each shareholder has waived all the rights which have been authorized to WOFE and will not exercise such rights.

Spousal Consent Letter

The spouse of Mr. Ming Jia signed a spousal consent letter on January 1, 2018. Mr. Ming Jia holds 25.0% equity interest in Wusu Company. Under the spousal consent letter, the signing spouse unconditionally and irrevocably agreed to Mr. Ming Jia’s execution of the equity interest pledge agreement, the exclusive option agreement, the power of attorney and the loan agreement. The signing spouse undertook not to make any assertions upon those shares. The signing spouse further confirmed that her authorization and consent are not needed for any amendment or termination of the abovementioned agreements and undertook to execute and take all necessary measures to ensure the appropriate performance of those agreements.

The following financial statement amounts and balances of the consolidated VIEs were included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances.

	As of	As of
	March 31, 2020	March 31, 2019
	USD	USD
Current Assets:
Cash and cash equivalents	5,352,618	19,048,168
Accounts receivable and contract assets, net	1,884	418,639
Loans receivable, net - current	12,532,749	36,540,627
Interest receivable	25,318	—
Prepayments and other assets	1,037,481	2,928,471
Other receivable - current	23,609,338	—
Total Current Assets	42,559,388	58,935,905
Loans receivable,net - non-current,	14,164,192	39,760,643
Property, equipment and software, net	890,807	1,253,723
Deferred tax assets, net	—	3,721,177
Right-of-use assets	750,499	—
Other receivable - non-current	8,237,346	—
Total Assets	66,602,232	103,671,448

Current Liabilities
Accrued expenses and other current liabilities	2,021,659	2,048,601
Deferred revenue - current	124,682	110,726
Taxes payable	6,410,743	9,359,828
Lease liabilities - current	778,039	—
Total Current Liabilities	9,335,123	11,519,155
Deferred revenue - non-current	96,228	189,958
Lease liabilities - non-current	13,499	—
Total Liabilities	9,444,850	11,709,113

	Year ended	Year ended	Year ended
	March 31, 2020	March 31, 2019	March 31, 2018
	USD	USD	USD
Net revenues	3,945,668	61,145,315	107,257,841
Net (loss) income	(34,937,933)	14,570,310	68,124,874

	Year ended	Year ended	Year ended
	March 31, 2020	March 31, 2019	March 31, 2018
	USD	USD	USD
Net cash (used in) provided by operating activities	(65,068,631)	721,269	92,794,537
Net cash provided by (used in) investing activities	46,074,236	(51,541,988)	(27,623,791)
Net cash provided by (used in) financing activities	123,671	—	(2,447,161)

Consolidated Trust

The Company established a designated trust-Trust 1 in December 2018 with an independent third–party trust company in the PRC, as part of its strategy to diversify and expand its funding sources from individuals to institutional investors. Pursuant to the terms of the agreement, the Trust Company facilitates personal credit loans through Trust 1 to borrowers referred by the Company. The initial term of the agreement is five years. The Company receives service fee revenues from the Trust Company for borrower referral, credit assessment services, and assistance in the loan facilitation process. As part of the above arrangements, the Company provides loan facilitation and post-origination services to Trust 1. The Company’s liability is capped at the initial cash of approximately US$6.0 million set in the fund. Trust 1 was established and started its business in December 2018.

The Company holds significant variable interest in Trust 1 through (1) providing funds for the loan facilitation and (2) the service fee charged. Through the transaction fees and deposits, the Company has the right to receive benefits from the Trust 1 that could potentially be significant to Trust 1. The Company also has power to direct the activities that have most significant impact on the economic performance of Trust 1 by providing the loan servicing and default loan collection services. Accordingly, the Company is considered the primary beneficiary of Trust 1 and has consolidated the Trust 1’s assets, liabilities, results of operations, and cash flows in the accompanying consolidated financial statements. The assets of Trust 1 are not available to creditors of the Company. All assets of Trust 1 are collateral for Trust 1’s obligations and can only be used to settle Trust 1’s obligations. As the Company provides funds to Trust 1 for loan facilitation, the Company recognized loan receivables in the consolidated balance sheet as of March 31, 2020.

The following financial statement amounts and balances of the consolidated Trust 1 were included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances:

	As of March 31, 2020	As of March 31, 2019
	USD	USD
Current Assets:
Cash	42,168	2,885,106
Other receivables	56,491	29,801
Loan receivables	4,472,885	64,103
Total assets	4,571,544	2,979,010

	Year ended March 31, 2020	Year ended March 31, 2019
	USD	USD
Revenues	1,468,873	224
Net income (loss)	343,133	(1,084)

	Year ended March 31, 2020	Year ended March 31, 2019
	USD	USD
Net cash provided by operating activities	1,748,706	2,949,209
Net cash used in investing activity	(4,486,321)	(64,103)
Net cash used in financing activity	—	—

The VIEs and consolidated trust contributed 46.4%,  99.7% and 100% of the Company's consolidated revenues for the year ended March 31, 2020, 2019 and 2018 respectively. Also, they contributed 70.8% and 59.8% of the Company's consolidated assets and 30.9% and 59.8% of the Company's consolidated liabilities as of March 31, 2020 and 2019 respectively.

Uses of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during each reporting period. Actual results could differ from such estimates. Significant accounting estimates reflected in the Company's consolidated financial statements include estimates and judgments applied in allocation of revenue with various performance obligations, allowance for accounts receivable and contract assets, impairment on long-term investments, valuation allowance for deferred tax assets, fair value of guarantee liability, valuation of share-based compensation and allowance for loans receivable.

Fair value of financial instruments

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and the market-based risk measurement or assumptions that market participants would use when pricing the asset or liability.

The Company follows the provisions of Financial Accounting Standards Board ("FASB"), Accounting Standards Codification ("ASC") 820, Fair Value Measurements and Disclosures. ASC 820 clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1 — Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

Level 2 — Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

Level 3 — Inputs are unobservable inputs which reflect the reporting entity's own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

The carrying amounts reported in the balance sheets for cash, receivable, prepayment and other asset, loans principal and interest receivable, approximate their fair value based on the short-term maturity of these instruments. The fair value of the guarantee liabilities recorded at the inception of the loan was estimated using a discounted cash flow model (Level 3 inputs) based on expected payouts from the arrangement with the other financial services providers (“Funding Partners”). The Company estimates its expected future payouts based on estimates of expected delinquency rate in excess of a standard default rate threshold defined by the Funding Partner and a discount rate for time value. The Company did not transfer any assets or liabilities in or out of level 3 during the years ended March 31, 2020, 2019 and 2018.

The Company’s long-term investments consist of equity securities and available-for-sale investments. For long-term investment without readily determinable fair value, the Company is not able to estimate fair value, hence, the Company uses cost minus impairment method as alternative. See “Investments” for more details.

Revenue recognition

The Company is an online lending marketplace connecting borrowers and investors. The Company generally provides loan facilitation service by connecting investors to qualified borrowers and facilitating loan arrangements between the parties and post-origination service, including reviewing and assessing borrower’s information over the loan period, providing online account statements, collection services and sending short-message-service (“SMS”) payment information throughout the term of the loans to borrowers and investors. The Company determined that it is not the legal lender and legal borrower in the loan origination and repayment process, but acting as an intermediary to bring the lender and the borrower together. Accordingly, the Company does not record loans receivable and payables arising from the loans between the marketplace investors and the borrowers. For each loan facilitated, the Company charges a service fee which is payable by the borrower for all loan facilitation and post-origination services provided. At contract inception, the Company determines if the collection of service fees is probable based on historical experiences as well as the credit due diligence performed on each borrower prior to loan origination.

Revenues generated from peer-to-peer (P2P) business are accounted under Accounting Standards Update (ASU) 2014-09, “Revenue from contracts with Customers” (Topic 606).

The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, the Company applies the following steps:

Step 1: Identify the contract (s) with a customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation

The Company determines its customers to be both investors and borrowers. Revenues represent the transaction price the Company expects to receive in exchange for the promised services in a contract in the ordinary course of the Company's activities. Revenues are recorded net of value-added tax ("VAT"). The services to be accounted for include loan facilitation service and post-origination service (e.g. cash processing and collection services). The Company considers the loan facilitation service and post-origination service are two separate performance obligations under ASC 606, as these two deliverables are distinct in that customers can benefit from each service on its own and the Company’s promises to deliver the services are separately identifiable from each other in the contract.

The transaction price is allocated these amongst two performance obligations using their relative standalone selling prices consistent with the guidance in ASC 606. The Company does not have observable standalone selling price information for the loan facilitation services or post-origination services because it does not provide loan facilitation services or post-origination services on a standalone basis. There is no direct observable standalone selling price for similar services in the market that is reasonably available to the Company. As a result, the estimation of standalone selling price involves significant judgment. The Company uses an expected cost-plus margin approach to estimate the standalone selling prices of loan facilitation services and post origination services as the basis of revenue allocation. In estimating its standalone selling price for the loan facilitation services and post-origination services, the Company considers the cost incurred to deliver such services, profit margin for similar arrangements, customer demand, effect of competitors on the Company's services, and other market factors. For each type of service, the Company recognizes revenue when (or as) it satisfies the performance obligation by transferring a promised service to a customer.

The amount of the transaction price allocated to performance obligations that are unsatisfied as of March 31, 2020 and 2019 are US$567,662 and US$1,938,000, respectively, all of which pertain to post-origination service. As the payment terms of the loans facilitated by the Company are all within one year, any unsatisfied performance obligation as of year-end will be satisfied in the next year.

Under ASC 606-10-65-1(h), the Company apply the modified retrospective approach only to contracts that are not completed as of the transition date and the Company used practical expedient on completed contracts in transiting to ASC 606. For completed contracts that have variable consideration, the Company used the transaction price at the date the contract was completed rather than estimating variable consideration amounts in the comparative reporting periods.

Revenue recognition policies for each type of service are discussed as follows:

•	Revenue from loan facilitation services

Before adoption of ASC 606, the Company recognize the revenue from loan facilitation for service fees loan inception, when the facilitation service is provided and collectability is assured.

Upon adoption of ASC 606, revenues from loan facilitation are recognized at the time a loan is originated between investors and borrowers and the principal loan balance is transferred to borrowers, at that time the facilitation service is considered completed.

•	Revenue from post-origination services
(i)	Post-origination services fee

Before adoption of ASC 606, the Company generates post-origination service fees from investors by providing post-origination services, including monitoring payments from borrowers to investors and maintaining investors' account portfolios. Post-origination revenue is recognized when service is provided, the price is fixed or determinable as well as collectability is assured, which is normally at the end of related investment period. Upon adoption of ASC 606, revenue from post-origination services are recognized evenly over the term of the underlying loans as the post-origination services are a series of distinct services that are substantially the same and that have the same pattern of transfer to the investor. The fee collected upfront allocated to post-origination services are deferred and recognized over the period of the loan on a straight-line basis.

(ii)	Service fees related to the automated investment programs

Under ASC 606, service fees derived from investors using the automated investment programs are initially estimated based on historical experience of returns on similar investment products and current trends. The service fees are recognized on a straight-line basis over the term of the investment period as performance obligation is satisfied when the investments are matched automatically with loans to generate cumulative expected returns for the investors during the investment period. The service fees related to the automated investment programs are due at the end of the investment period. The investment period refers to the period of time when the investments are matched with loans and are generating returns for the investors. The Company records service fees only when it becomes probable that a significant reversal in the amount of cumulative revenue will not occur.

•	Revenue from loan management service

For the years ended March 31, 2018 , the Company facilitated certain secured loans through its online lending marketplace and provided loan management service on reviewing the secured loan borrower’s pledged asset condition and updating secured asset information and status over the term of the secured loan period. Revenue from loan management service are recognized over the period of loan on a straight-line basis. The Company has no longer facilitated any secured loans through its online lending marketplace since March 31, 2018, as a result the revenues from loan management service were nil for the years ended March 31, 2020 and 2019.

•	Revenue from loan recommendation service

The Company started to provide recommendation services by referring certain borrowers to Funding Partners since December 2018. Such services primarily include referral through the Company’s marketplace that directs users to third party financial institutions. The Company receives a referral fee from the third-party financial institutions and such revenue is recognized at the point that the recommendation services are performed and the related funds are drawdown by borrowers.  For the year ended March 31, 2020 and 2019, the Company earned US$3,754,738 and US$858,796 recommendation service revenue from its partnership with a financial services provider in China, or the Funding Partner.

•	Interest income

The Company lends funds to borrowers up to their approved credit amount since August 2017 through its consolidated VIE and consolidated Trust 1. Interest income on loans receivable is recognized monthly based on the contractual interest rates of the loan. Accrual of interest is generally discontinued when reasonable doubt exists as to the full, timely collection of interest or principal. When a loan is discontinued from interest accrual, the Company stops accruing interest and reverses all accrued but unpaid interest as of such date. Interest income was US$4,511,969,  US$3,552,983 and US$590,122 for the years ended March 31, 2020, 2019 and 2018, respectively, which was included as net revenues in the accompanying consolidated statements of comprehensive (loss) income.

•	Other revenue

Other revenue includes one-time fees for loan transfers, other general fees charged to borrowers and sales, which are recognized when the related performance is completed.

•	Incentives to investors

To expand its market presence, the Company provides cash incentives to qualified investors within a limited period. During the relevant incentive program period, the Company sets certain thresholds for the investor to qualify to enjoy the cash incentive. When qualified investment is made, cash coupons are provided to investors to reduce the amount of investment required to purchase financial products. In accordance with ASC 606, cash incentives provided are accounted for as reduction of revenues. Cash incentives accounted for as reduction of revenues amounted to US$7,366,546,  US$20,509,878 and US$15,170,406 for the years ended March 31, 2020, 2019 and 2018, respectively.

The Company offers cash rewards to existing online investors upon successful referral of new online investors under investor referral program. For the transactions that investors were granted cash incentive for investor referral, the Company recognizes such cash incentive as a reduction to revenue upon the grant date as the service performed to the investors is expected within one year.

•	Disaggregation of revenue

All of the Company’s revenue for the years ended March 31, 2020, 2019 and 2018 were generated from the PRC. The following table illustrates the disaggregation of revenue:

	Year ended	Year ended	Year ended
	March 31, 2020	March 31, 2019	March 31, 2018
	USD	USD	USD
Revenue
Loan facilitation service	3,666,244	66,782,312	117,984,295
Post-origination service	7,086,591	11,418,182	4,213,862
Interest income	4,511,969	3,552,983	590,122
Recommendation service	3,754,738	858,796	—
Loan management service	—	—	508,948
Others	10,218	1,491	21,434
Total revenues	19,029,760	82,613,764	123,318,661
Tax and surcharges	(228,154)	(773,382)	(890,414)
Cash incentives	(7,366,546)	(20,509,878)	(15,170,406)
Net Revenues	11,435,060	61,330,504	107,257,841

The Company adopted ASU 2014-09, Revenue from Contracts with Customers (Topic 606) and all subsequent ASUs  related to revenue recognition on April 1, 2018 with modified retrospective approach. The Company recorded an increase to opening accumulated retained earnings of US$189,686 as of April 1, 2018 due to the cumulative impact of adopting ASC 606. The comparative information is not restated and continues to be reported under the accounting standards in effect for the period presented.

•	Disclosure related to modified retrospective adoption of ASC 606

The impacts of the adoption of ASC 606 in the year ended March 31, 2019 on consolidated statement of comprehensive income are shown below.

		Impacts of
		ASC606	Balances without
Impacted consolidated statement of income items	As Reported	Adoption	ASC 606 Adoption
	USD	USD	USD
Net revenues	61,330,504	189,686	61,520,190
Net income	5,532,581	189,686	5,722,267

The impacts of the adoption of ASC 606 as of March 31, 2019, including the cumulative effects of the change, on consolidated balance sheet are shown below.

Impacts of
		ASC606	Balances without
Impacted consolidated balance sheet items	As Reported	Adoption	ASC 606 Adoption
	USD	USD	USD
Equity:
Retained earnings	69,768,756	189,686	69,958,442

The adoption of ASC 606 had no transition impact on cash provided by or used in operating, financing or investing activities reported in the Company’s consolidated statement of cash flows.

•	Contract assets

See contract assets in the accounting policy of “Accounts receivable, contract assets and allowance for uncollectible account”. As of March 31, 2020 and 2019, the Company has contract assets amounted to US$278,000 and US$ 278,000 respectively. The allowance for uncollectible balances amounted to US$278,000 and nil as of March 31, 2020 and 2019, respectively.

•	Deferred revenue

Deferred revenues are derived from contracts with borrowers and contractual billings in excess of recognized revenue and payments received in advance of revenue recognition, which are from advancement of loan facilitation services fee received from borrowers. Deferred revenues represent the unamortized balance of facilitation service fee paid by borrowers.

Material Terms and Conditions of the Insurance Agreement

On January 25, 2017, the Company entered into a framework agreement with a third party insurance company, to provide insurance to investors covering the risk of borrowers’ non-payment, effective from February 1, 2017 (the “Insurance Agreement”). Pursuant to the Insurance Agreement, the insurance company charges borrowers an insurance fee at 2% of the loan principal amount plus accrued interest for loans facilitated on our marketplace under credit loans starting from February 1, 2017. The term of the Insurance Agreement is one year, which can be automatically renewed prior to expiry each year. On February 1, 2018, the Company renewed the Insurance Agreement by entering into a new framework agreement with Changan Insurance (the “2018 Insurance Agreement”), along with a memorandum on the 2018 Insurance Agreement with Changan Insurance and an insurance services fee agreement which set forth (i) a loan default risk premium equal to 2% of the loan principal and accrued interest of credit loans and (ii) a service fee equal to 2% of the loan principal.  The Company terminated its cooperation with Changan Insurance on November 30, 2018, and did not renew the 2018 Insurance Agreement. According to the confirmation letter issued by Changan Insurance, Changan Insurance will settle all outstanding insurance claims according to the terms of the 2018 Insurance Agreement. Under the Insurance Agreement and the 2018 Insurance Agreement, the insurance company is responsible for providing insurance coverage to investors who provide loans to borrowers who are qualified under the Company's credit and risk assessment procedures, subject to the satisfaction of prescribed insurance requirements of the insurance company. Upon the completion of loan origination, the borrower shall pay the loan default risk premium to the insurance company directly. In the event that insurance company suffers losses from the insurance policies due to the Company's failure in reviewing the qualification of the borrowers, the insurance company is entitled to require the Company to compensate for all the losses and relevant expenses incurred. As of the date of this report, there have been no such claims for compensation from the insurance company to the Company. The Company has assessed this contingency in accordance with ASC Topic 450, and concluded that no contingent liability should be recorded as of March 31, 2020 and 2019.

On November 19, 2018, the Company entered into a guarantee plan (the "Guarantee Plan")  with Shanxi Zhengxuan Finance Guarantee Co., Ltd. (“Zhengxuan Guarantee”), which is controlled by the State-owned Assets Supervision and Administration Commission of the State Council, to provide investors on the Company’s platform with insurance coverage that protects them against the potential default risk of non-paying borrowers. Pursuant to the terms and conditions of the Guarantee Plan and the agreements between the borrowers and Shanxi Zhengxuan, starting from December 1, 2018, all new loans facilitated on the Company’s marketplace require borrowers to obtain insurance through Zhengxuan Guarantee. Borrowers pay 4.5% and 0.5% of the principal amount to Zhengxuan Guarantee as insurance policy premium and service fee, respectively. If a default were to occur, Zhengxuan Guarantee will compensate the investor with an amount up to the loan residual principal and three months of accrued interest.

Guarantee liabilities

As part of the Company’s cooperation with the Funding Partner, the Company provides guarantee on the principal and accrued interest repayment of the defaulted loans to the Funding Partner in excess of certain default rate criteria. The financial guarantee is accounted for as a credit derivative under ASC 815 because the scope exemption in ASC 815-10-15-58(c) is not met. The guarantee liabilities are remeasured at the end of each reporting period. The change in fair value of the guarantee liabilities is recorded as gain or loss on guarantee liabilities in the consolidated statements of comprehensive income. When the Company settles the guarantee liabilities through performance of the guarantee by making requisite payments on the respective defaulted loans, the Company records a corresponding deduction to the guarantee liabilities. Subsequent collection from the borrower through the Funding Partners will be recognized as a reversal of the deduction to guarantee liabilities. The Company’s guarantee liabilities was determined as nil as of March 31, 2020, which was assessed with the assistance from an independent third-party valuation firm.

Cash and cash equivalents

Cash and cash equivalents represent cash on hand, unrestricted demand deposits, and other short-term highly liquid investments placed with banks, which have original maturities of three months or less and are readily convertible to known amounts of cash. The Company maintains certain cash and cash equivalents with financial institutions in the PRC which are not insured or otherwise protected. Should any of these institutions holding the Company's cash become insolvent, or if the Company is unable to withdraw funds for any reason, the Company could lose the cash on deposit with that institution.

Accounts receivable, contract assets and allowance for uncollectible accounts

Accounts receivable are related to the recommendation service and loan facilitation income in relation to loans facilitated by the Company. Contract assets represent the right to consideration in exchange for services that the Company has transferred to the customer before payment is due. The Company's right to consideration for the monthly fees of post-origination service is conditional on the investors’ actual return, as investors have the right to early terminate the investment prior to the maturity. As such, the Company record a corresponding contract asset for the monthly post-origination service that have already been delivered in relation to loans facilitated on the platform when recognizing revenue from post-origination service. Contract assets represent the right to consideration in exchange for post-origination services that the Company has transferred to the customer before payment is due. The Company only recognizes contract assets to the extent that the Company believes it is probable that it will collect substantially all of the consideration to which it will be entitled in exchange for the services transferred to the customer. The contract assets will not be reclassified to a receivable given that the right to invoice and the payment due date is the same date. Per ASC 606-10-45-3, an entity shall assess a contract asset for impairment in accordance with Topic 310 on receivables. Per ASC 606-10-50-4a, impairment losses recognized on receivables or contract assets, are disclosed separately from other impairment losses.

Accounts receivable and contract assets are stated at the historical carrying amount net of write-offs and allowance for uncollectible accounts. The Company establishes an allowance for uncollectible accounts based on estimates, historical experience and other factors surrounding the credit risk of specific clients. Uncollectible accounts are written-off when a settlement is reached for an amount that is less than the outstanding historical balance or when the Company has determined the balance will not be collected. There were no past-due accounts receivable balance as of March 31, 2020 and 2019. As of March 31, 2020 and 2019, the accounts receivable balance was US$271,804 and US$140,639 respectively and included in accounts receivable of the consolidated balance sheet. As of March 31, 2020 and 2019, the allowance for uncollectible accounts receivable balance was US$269,920 and nil.

Loans receivable

Since August 2017, the Company started to engage in the micro-lending business and target at the borrowers in the PRC. Loans receivable represent loan originated by the Company, which is due from the qualified individual borrowers. As of March 31, 2020 and 2019, the loans are typical with loan terms ranging from 12 months to 36 months with annual interest charge from 6% to 8%.  The Company has the intent and the ability to hold such loans for the foreseeable future or until maturity or payoff. Loans receivable are recorded at the historical carrying amount, net of allowance for uncollectible loans receivable.

Allowance for uncollectible loans receivable

The Company considers the loans to be homogenous as they are all unsecured loans and the credit profiles of the borrowers are also similar. Therefore, the Company applies a consistent credit risk management framework to the entire portfolio of loans in accordance with ASC 450-20, Loss Contingencies.

The allowance for the uncollectible loans receivable is determined using a roll rate-based model. The roll rate-based model stratifies the loans principal and interest receivables by delinquency stages which are divided by days overdue and projected forward in next stage using probability of default. In each stage of the simulation, losses on the loan principal, interest and financing service fee receivables types are captured, and the ending delinquency stratification serves as the beginning point of the next iteration. This process is repeated on a monthly rolling basis. The loss rate is calculated for each delinquency stage using loss given default, and then applied to the respective loans principal and interest balance. The Company adjusts the allowance that is determined by the roll rate-based model for various Chinese macroeconomic factors i.e. gross-domestic product rates, interest rates and consumer price indexes. Each of these macroeconomic factors is equally weighted, and a score is applied to each factor based on year-on-year increases and decreases in that respective factor. Specific provision is made when the Company, based on current information and events, such as the borrower’s ability to repay the loan, believes it is probable all amounts due according to the contractual terms of the loan will not be collected.

Non-accrual policies

Loans principal and interest receivables are placed on non-accrual status when payments are 90 days past due contractually. When a loan principal and interest receivable is placed on non-accrual status, interest accrual ceases. If the loan is non-accrual, the  cost recovery method is used and cash collected is applied to first reduce the carrying value of the loan. Otherwise, interest income may be recognized to the extent cash is received. Loans principal and interest receivables may be returned to accrual status when all of the borrower’s delinquent balances of loans principal and interest have been settled and the borrower continue to perform in accordance with the loan terms.

Charge-off policies

Loans principal and interest receivables are generally charged-off when a settlement is reached for an amount that is less than the outstanding balance or when the Company has determined the balance is uncollectable. In accordance with ASC 310-10-35-41, the Company determines that any loans with outstanding balance that are 180 days past due are deemed uncollectable and thereof charged-off. For the year ended March 31, 2019, in order to align the Company’s charge-off policy with ASC 310-10-35-41 and industry practice, the Company revised its charge-off policy such that all loans are 180 days past due are therefore deemed uncollectible and charged-off. The change in the charge-off policy did not have a material impact on the Company’s consolidated financial statements for the year ended March 31, 2018.

Property, equipment and software, net

Property, equipment and software acquired are stated at cost. Depreciation and amortization are calculated using the straight-line method over the following estimated useful lives:

Useful life
Office equipment	3-5 years
Vehicle	4-5 years
Software	5 years
Leasehold improvements	over shorter of the lease term or estimated useful life

The Company eliminates the cost and related accumulated depreciation and amortization of assets sold or otherwise retired from the accounts and includes any gains or losses from disposal of property, equipment and software are included in other income. The Company charges maintenance, repairs and minor renewals directly to expenses as incurred; major additions and betterment to equipment are capitalized.

The following table summarizes the depreciation recognized in the consolidated statements of comprehensive (loss) income:

	Year ended	Year ended	Year ended
	March 31, 2020	March 31, 2019	March 31, 2018
	USD	USD	USD
General and administrative	391,984	309,754	174,384
Sales and marketing	7,095	7,368	—
Service and development	181,424	89,677	—

For the years ended March 31, 2020, 2019 and 2018, total depreciation expense amounted to US$580,503, US$406,799 and US$174,384, respectively.

Impairment of long‑lived assets

The carrying value of the long-lived assets are reviewed for impairment, whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable. Recoverability of assets to be held and used is evaluated by a comparison of the carrying amount of assets to future undiscounted net cash flows expected to be generated by the assets. Such assets are considered to be impaired if the sum of the expected undiscounted cash flow is less than carrying amount of the assets. The impairment to be recognized is measured by the amount by which the carrying amounts of the assets exceed the fair value of the assets. No impairment loss was recognized for the years ended March 31, 2020, 2019 and 2018, respectively.

Investment in equity securities

The Company's investment in equity securities mainly comprise of equity investments in privately held companies. Upon adoption of ASU 2016-01 on April 1, 2018, the Company elected to measure these investments at cost minus impairment, if any, adjusted up or down for observable price changes (i.e., prices in orderly transactions for the identical or similar investment of the same issuer). Any adjustment to the carrying amount is recorded in net income.

The Company also makes qualitative assessment at each reporting period and if the assessment indicates that the fair value of the investment is less than the carrying value, the investment in equity securities will be written down to its fair value, with the difference between the fair value of the investment and its carrying amount as an impairment loss recorded in consolidated statements of comprehensive income.

Advertising and promotion expenses

The Company recognizes its advertising and promotion expenses as sales and marketing expense. Advertising expenses represent expenses for placing advertisements on television, radio and newspaper, as well as on Internet websites and search engines. Advertising and promotion cost are expensed as incurred. For the years ended March 31, 2020, 2019 and 2018, the advertising and promotion expense was US$ 2,788,986,  US$28,485,825 and US$11,925,499, respectively.

Research and development costs

The Company recognizes its research and development costs as service and development expense. Research and development costs are mainly labor cost of research and development department. For the years ended March 31, 2020, 2019 and 2018, research and development expense was US$3,160,949,  US$1,151,371 and US$2,816,991, respectively, and included in service and development expense.

Service and development expense

Service and development expense consists primarily of various expenses and vendor costs. Including costs related to  salaries, benefits and service costs directly relating to originating, These expenses relate to credit assessment, maintenance and upgrading of our proprietary technology and risk management systems, live customer support, and third-party payment  agent fees for fund management, payment, settlement and clearing services.

Lease

Prior to the adoption of ASC 842 on April 1, 2019. A lease for which substantially all the benefits and risks incidental to ownership remain with the lessor is classified as an operating lease. All leases of the Group are currently classified as operating leases. When a lease contains rent holidays, the Group records the total expenses on a straight-line basis over the lease term. Upon the adoption of ASC 842 on April 1, 2019 using the modified retrospective method, the Company determines if an arrangement is a lease or contains a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets and operating lease liabilities, in the Company’s consolidated balance sheets. The Company does not have any finance leases as of the adoption date or March 31, 2020.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. When determining the lease term, the Company includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. As the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate, which it calculates based on the credit quality of the Company and by comparing interest rates available in the market for similar borrowings, and adjusting this amount based on the impact of collateral over the term of each lease.

The Company has elected to adopt the following lease practical expedients in conjunction with the adoption of ASU 2016-02: (i) elect for each lease to not separate non-lease components from lease components and instead to account for each separate lease component and the non-lease components associated with that lease component as a single lease component; (ii) for leases that have lease terms of 12 months or less and does not include a purchase option that is reasonably certain to exercise, the Company elected not to apply ASC 842 recognition requirements; and (iii) the Group elected to apply the package of practical expedients for existing arrangements entered into prior to April 1, 2019 to not reassess (a) whether an arrangement is or contains a lease, (b) the lease classification applied to existing leases, and (c) initial direct costs.

Share‑based compensation

Under the Amended and Restated 2016 Equity Incentive Plan, the Company grants share options to the Company's selected employees, and directors. Awards granted to employees with service conditions attached are measured at the  fair value of the grant date and are recognized as an expense using straight-line method, net of estimated forfeitures, over the requisite service period, which is generally the vesting period. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of share-based compensation expense to be recognized in future periods.

Awards granted to employees with performance conditions attached are measured at fair value of the grant date and are recognized as the compensation expenses in the period and thereafter when the performance goal becomes probable to achieve. Awards granted to employees with market conditions attached are measured at fair value on the grant date and are recognized as compensation expenses over the estimated requisite service period, regardless of whether the market condition has been satisfied if the requisite service period is fulfilled.

Binomial option-pricing models are adopted to measure the value of awards at each grant date or measurement date. The determination of fair value is affected by assumptions relating to a number of complex and subjective variables, including but not limited to the expected share price volatility, actual and projected employee share option exercise behavior, risk-free interest rates and expected dividends. The use of the option-pricing model requires extensive actual employee exercise behavior data for the relative probability estimation purpose, and a number of complex assumptions.

Treasury stock

Treasury stock represents ordinary shares repurchased by the Company that are no longer outstanding and are held by the Company. The repurchase of ordinary shares is accounted for under the cost method whereby the entire cost of the acquired share is recorded as treasury stock. The cost of treasury stock is transferred to "additional paid-in capital" when it is re-issued for the purpose of share options exercised and share awards.

Income taxes

The Company's subsidiaries and its consolidated VIEs in the PRC are subject to the income tax laws of the relevant tax jurisdictions. No taxable income was generated outside the PRC for the years ended March 31, 2020, 2019 and 2018. The Company accounts for income tax under the asset and liability method, which requires recognition of deferred tax assets and liabilities for the expected future tax consequences of the events that have been included in the financial statements or tax returns. Under this method, deferred income taxes will be recognized if significant temporary differences between tax and financial statements occur. Valuation allowances are established against net deferred tax assets when it is more likely that some portion or all of the deferred tax assets will not be realized. As of March 31,2018, no valuation allowance is considered necessary.The Company has provided US$276,739 valuation allowance for the years ended March 31, 2019. For the year ended March 31, 2020, the Company provided full valuation allowance on the deferred tax assets.

The Company may be subject to challenges from taxing authorities regarding the amounts of taxes due. These challenges may alter the timing or amount of taxable income or deductions. Management determines whether the benefits of its tax positions are more‑likely‑than‑not of being sustained upon audit based on the technical merits of the tax position. The Company records a liability for uncertain tax positions when it is probable that a loss has been incurred and the amount can be reasonably estimated.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of March 31, 2020 and 2019, the Company did not have any significant unrecognized uncertain tax positions. All tax returns since the Company’s inception are still subject to examination by tax authorities. The Company does not believe that its unrecognized tax benefits will change over the next twelve months.

The Company is subject to VAT at the rate of 6% and related surcharges on revenue generated from providing services. VAT is reported as a reduction to revenues when incurred and amounted to US$3,818,291,  US$4,855,988 and US$7,399,115 for the years ended March 31, 2020, 2019 and 2018, respectively. VAT payable balance is included in the taxes payable on the consolidated balance sheets.

Earnings (loss) per share

The Company computes earnings per share ("EPS") in accordance with ASC 260, "Earnings per Share" ("ASC 260"). ASC 260 requires public companies with capital structures to present basic and diluted EPS. Basic EPS is measured as net income attributed to ordinary shareholders divided by the weighted average number of ordinary shares outstanding for the period. Diluted EPS is similar to basic EPS but presents the dilutive effect on a per share basis of potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS.

Foreign currency translation

Since the Company operates primarily in the PRC, the Company’s functional currency is the Chinese Yuan (“RMB”). The Company’s financial statements have been translated into the reporting currency, the United States Dollar (“USD”). Assets and liabilities of the Company are translated at the exchange rate at each reporting period end date. Equity is translated at historical rates. Income and expense accounts are translated at the average exchange rate during the reporting period. The resulting translation adjustments are reported under accumulated other comprehensive income (loss). Transactions denominated in currencies other than functional currency are translated into functional currency at the exchange rates quoted by authoritative banks prevailing at the dates of the transactions. Exchange gains and losses resulting from those foreign currency transactions denominated in a currency other than the functional currency are recorded in the “other income (expense)” in the consolidated statements of comprehensive income.

The RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that any RMB amounts could have been, or could be, converted, realized or settled into USD at the rates used in translation.

Segment reporting

The Company's chief operating decision maker, the Chief Executive Officer, reviews the consolidated results when making decisions about allocating resources and accessing performance of the Company as a whole and hence, the Company has only one operating and one reportable segment. The Company does not distinguish between markets or segments for the purpose of internal reporting. The Company's long-lived assets are substantially all located in the PRC and substantially all of the Company's revenue and expense are derived from within the PRC. Therefore, no geographical segments are presented.

Significant risks and uncertainties

Foreign currency risk

RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Company’s cash and cash equivalents denominated in RMB amounted to US$8,992,374 and US$22,975,442 at March 31, 2020 and 2019, respectively.

Concentration of credit risk

Financial instrument that potentially expose the Company to significant concentration of credit risk primarily included in the financial lines of cash and cash equivalents, accounts receivable and contract assets, loan receivables, interest receivables and prepayments and other assets. As of March 31, 2020, substantially all of the Company’s cash and cash equivalents were deposited in financial institutions located in the PRC. According to the China Bank Deposit Insurance Ordinance, the deposits at each bank is covered by insurance with an upper limit of RMB500,000 at each bank. Accounts receivable and contract assets are typically unsecured and are derived from revenue earned from customers in the PRC. The risk with respect to accounts receivable is mitigated by credit evaluations the Company performs on its customers and its ongoing monitoring process of outstanding balances.

There are no revenues from customers which individually represent greater than 10% of the total net revenues for any year of the three years period ended March 31, 2020.

There are no customers of the Company that accounted for greater than 10% of the Company’s carrying amount of accounts receivable as of March 31, 2020 and 2019.

Recent Accounting Pronouncements

In June 2016, the FASB amended guidance related to the impairment of financial instruments as part of ASU2016-13 Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which will be effective January 1, 2020. The guidance replaces the incurred loss impairment methodology with an expected credit loss model for which a company recognizes an allowance based on the estimate of expected credit loss. In November 2018, the FASB issued ASU No. 2018-19, Codification Improvements to Topic 326, Financial Instruments - Credit Losses, which clarified that receivables from operating leases are not within the scope of Topic 326 and instead, impairment of receivables arising from operating leases should be accounted for in accordance with Topic 842. On May 15, 2019, the FASB issued ASU 2019-05, 9 which provides transition relief for entities adopting the Board’s credit losses standard, ASU 2016-13. Specifically, ASU 2019-05 amends ASU 2016-13 to allow companies to irrevocably elect, upon adoption of ASU 2016-13, the fair value option for financial instruments that (1) were previously recorded at amortized cost and (2) are within the scope of the credit losses guidance in ASC 326-20, (3) are eligible for the fair value option under ASC 825-10, and (4) are not held-to-maturity debt securities. For entities that have adopted ASU 2016-13, the amendments in ASU 2019-05 are effective for fiscal years beginning after December 15, 2019, including interim periods therein. An entity may early adopt the ASU in any interim period after its issuance if the entity has adopted ASU 2016-13. For all other entities, the effective date will be the same as the effective date of ASU 2016-13. In January 2020, the FASB issued ASU 2020-2, “Financial Instruments – Credit Losses (Topic 326) and Leases (Topic 842): Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 119 and Update to SEC Section on Effective Date Related to Accounting Standards Update No. 2016-02, Leases (Topic 842), February 2020” (“ASU 2020-02”). ASU 2020-02 added and amended SEC paragraphs in the Accounting Standards Codification to reflect the issuance of SEC Staff Accounting Bulletin No. 119, related to the new credit losses standard, and comments by the SEC staff related to the revised effective date of the new leases standard. This ASU is effective upon issuance. The Company is evaluating the impact this ASU will have on its consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820):  Disclosure Framework -Changes to the Disclosure Requirements for Fair Value Measurement (“ASU No. 2018-13”).  The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. ASU No. 2018-13 removes the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation processes for Level 3 fair value measurements. It also adds a requirement to disclose changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period and to disclose the range and weighted average of significant unobservable inputs used to develop recurring and nonrecurring Level 3 fair value measurements. For certain unobservable inputs, entities may disclose other quantitative information in lieu of the weighted average if the other quantitative information would be a more reasonable and rational method to reflect the distribution of unobservable inputs used to develop the Level 3 fair value measurement.  In addition, public entities are required to provide information about the measurement uncertainty of recurring Level 3 fair value measurements from the use of significant unobservable inputs if those inputs reasonably could have been different at the reporting date. ASU No. 2018-13 is effective for annual periods beginning after December 15, 2019, including interim periods within those fiscal years. Entities are permitted to early adopt either the entire standard or only the provisions that eliminate or modify the requirements. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. The Company is still evaluating the impact of adopting ASU No. 2018-13 on its financial statements, but does not expect the adoption of ASU No. 2018-13 to have a material impact on its consolidated financial statements.

In October 2018, the FASB issued ASU No. 2018-17 (“ASU 2018-17”), Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities. The updated guidance requires entities to consider indirect interests held through related parties under common control on a proportional basis rather than as the equivalent of a direct interest in its entirety when determining whether a decision-making fee is a variable interest. The amendments in this update are effective for non-public business entities for fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021, with early adoption permitted. These amendments should be applied retrospectively with a cumulative-effect adjustment to retained earnings at the beginning of the earliest period presented. The Company is currently evaluating the impact of adopting this standard on its consolidated financial statements.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, to simplify the accounting for income taxes. The new guidance eliminates certain exceptions related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. It also simplifies aspects of the accounting for franchise taxes and enacted changes in tax laws or rates and clarifies the accounting for transactions that result in a step-up in the tax basis of goodwill. This ASU will become effective for the Company's annual and interim periods beginning in January 1, 2021, and early adoption is permitted. The Company is evaluating the impact of this standard on its consolidated financial statements.

Recent Accounting Pronouncements

In January 2020, the FASB issued ASU 2020-01, Investments - Equity Securities (Topic 321), Investments - Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815) (“ASU 2020-01”), which is intended to clarify the interaction of the accounting for equity securities under Topic 321 and investments accounted for under the equity method of accounting in Topic 323 and the accounting for certain forward contracts and purchased options accounted for under Topic 815. ASU 2020-01 is effective for the Company beginning January 1, 2021. The Company is currently evaluating the effect of adopting this ASU on the Company’s consolidated financial statements.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the consolidated balance sheets, consolidated statements of comprehensive income and consolidated statements of cash flows.